Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

NOTE 2 - Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements and supplemental schedule is as follows:

Basis of Accounting and Presentation - The financial statements of the Plan are prepared using the accrual method of accounting and are presented in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) as codified by the Financial Accounting Standards Board.

Risks and Uncertainties – The Plan, at the direction of its participants, invests in various investment securities. The Plan’s investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term could materially affect participant’s account balances and the amounts reported in the statements of net assets available for benefits.

Investment Valuation and Income Recognition - Other than the fully benefit-responsive investment contract, the Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for further discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

The fully benefit-responsive investment contract is recorded at contract value. The contract carries an interest crediting rate which is reset semi-annually.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results may differ from those estimates.

Payment of Benefits - Benefits are recorded when paid.